Income taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (loss) for the year
Canadian	$ (1,494)	$ (1,519)	$ (1,654)
Foreign	(5,395)	736	757
(Loss) Income for the year	(6,889)	(783)	(897)
Canadian federal and provincial income taxes at 27% (2022 - 27%; 2021 - 27%)	1,860	(211)	242
Permanent differences and other items	47	150	204
Fair value adjustments	(726)	(1,601)	(318)
Foreign tax rate in foreign jurisdictions	(768)	159	94
Change in unrecognized deferred tax assets	(621)	1,247	(247)
(Expense) recovery	$ (208)	$ (256)	$ (25)